RELATED PARTY TRANSACTIONS - Schedule of Transactions with TCCC (Details) - TCCC - Entities with joint control or significant influence over entity - EUR (€) € in Millions	6 Months Ended
	Jul. 01, 2022	Jul. 02, 2021	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 51	€ 22
Amounts affecting cost of sales	(1,910)	(1,438)
Amounts affecting operating expenses	1	4
Total net amount affecting the consolidated income statement	(1,858)	€ (1,412)
Amounts receivable, related party transactions	68		€ 135
Amounts payable, related party transactions	€ 305		€ 189